[TFLIC LETTERHEAD]

May 3, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Transamerica Financial Insurance Company

TFLIC Series Annuity Account

TFLIC Freedom Premier

File No. 333-63218/811-10417

CIK No. 0001142696

Dear Sir or Madam:

On behalf of Transamerica Financial Life Insurance Company (“TFLIC”) and the TFLIC Series Annuity Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by TFLIC through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of the SAI contained in the Form N-4 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 22, 2004 via EDGAR.

Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1830.

Very truly yours,
/s/ Thomas E. Pierpan

Thomas E. Pierpan Vice President and Counsel

cc:        Mary Jane Wilson-Bilik, Esq.